Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) - Swap contract [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Decrease 1% [Member] | Changes In Us Dollar Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (32)
Decrease 1% [Member] | Changes In Israeli Shekel Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	39
Decrease 0.5% [Member] | Changes In Us Dollar Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(16)
Decrease 0.5% [Member] | Changes In Israeli Shekel Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	19
Increase 0.5% [Member] | Changes In Us Dollar Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	15
Increase 0.5% [Member] | Changes In Israeli Shekel Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(18)
Increase 1% [Member] | Changes In Us Dollar Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	29
Increase 1% [Member] | Changes In Israeli Shekel Interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (35)